UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-21606
Investment Company Act File Number:

Centaur Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)

1460 Main Street, Suite 234
Southlake, TX 76092
(Address of Principal Executive Offices)

Vilma DeVooght
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and Address of Agent for Service)

(303) 623-2577
(Registrant’s Telephone Number)

Date of fiscal year end: October 31

Date of reporting period: November 1, 2015 – January 31, 2016

Item 1 – Schedule of Investments.

Centaur Total Return Fund
Schedule of Investments
As of January 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 50.97%

Consumer Discretionary - 13.25%
Dave & Buster's Entertainment, Inc.(a)	16,000	$580,320
DSW, Inc., Class A	23,000	552,230
International Speedway Corp., Class A	30,000	1,024,200
Perry Ellis International, Inc.(a)	12,000	228,120
The Priceline Group, Inc.(a)	600	638,982
Speedway Motorsports, Inc.	30,000	566,100
		3,589,952
Financials - 15.74%
Alleghany Corp.(a)	3,350	1,601,032
Berkshire Hathaway, Inc., Class B(a)	11,500	1,492,355
Clifton Bancorp, Inc.	24,000	346,320
Hallmark Financial Services, Inc.(a)	10,000	109,000
Webster Financial Corp.	21,500	713,155
		4,261,862
Industrials - 11.51%
CRA International, Inc.(a)	22,500	419,175
Parker-Hannifin Corp.	12,500	1,214,500
Tetra Tech, Inc.	56,000	1,483,440
		3,117,115
Information Technology - 9.37%
Apple, Inc.	15,000	1,460,100
Immersion Corp.(a)	27,500	233,200
Keysight Technologies, Inc.(a)	25,000	585,000
Mind CTI, Ltd.	110,000	260,700
		2,539,000
Materials - 1.10%
Chase Corp.	6,500	298,675

Total Common Stocks (Cost $13,539,052)		13,806,604

CLOSED END FUNDS - 1.26%

Alpine Total Dynamic Dividend Fund	28,000	199,360
Boulder Growth & Income Fund, Inc.	20,000	140,600
		339,960

Total Closed End Funds (Cost $360,270)		339,960

	Shares	Value
WARRANTS - 2.48%

Financials - 2.48%
JPMorgan Chase & Co., Strike Price: $42.39, Expires: 10/28/2018	22,500	423,675
The PNC Financial Services Group, Inc., Strike Price: $67.33, Expires: 12/31/2018	11,000	247,500

Total Warrants (Cost $669,105)		671,175

Shares		Value
Financials (continued)
SHORT TERM INVESTMENT - 42.56%

Fidelity Institutional Money Market Fund - Government Portfolio, 0.183%(b)	11,528,539	$11,528,539

Total Short Term Investment (Cost $11,528,539)		11,528,539

Total Value of Investments (Cost $26,096,966) - 97.27%		$26,346,278

Other Assets in Excess of Liabilities - 2.73%		740,425

Net Assets - 100.00%		$27,086,703

(a)	Non-income producing investment.
(b)	Represents 7 day effective yield.

Common Abbreviations:
Ltd.	-	Limited.

Summary of Investments
	% of Net Assets	Value
Common Stocks
Consumer Discretionary	13.25%	$3,589,952
Financials	15.74	4,261,862
Industrials	11.51	3,117,115
Information Technology	9.37	2,539,000
Materials	1.10	298,675
Closed End Funds	1.26	339,960
Warrants	2.48	671,175
Short Term & Other Assets in Excess of Liabilities	45.29	12,268,964
Total	100.00%	$27,086,703

See Notes to Quarterly Schedule of Investments.

Centaur Mutual Fund Trust
Notes to Quarterly Schedule of Investments
January 31, 2016 (Unaudited)

1. ORGANIZATION

The Centaur Total Return Fund (the “Fund”), is an active investment portfolio of The Centaur Mutual Funds Trust, (the “Trust”) which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Prior to October 31, 2013 the Fund was known as The Tilson Dividend Fund and the Trust was known as The Tilson Investment Trust. The Fund in this report is classified as non-diversified as defined in the 1940 Act.

The Fund commenced operations on March 16, 2005. The investment objective of the Fund is to seek maximum total return through a combination of capital appreciation and current income. The Fund entered into an advisory agreement with Centaur Capital Partners, L.P. (the “Advisor”). The Fund invests in common stocks of companies that the Advisor believes to be undervalued in their respective markets, but which also offer high dividend yields relative to the average yields of the broad market.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Investment Valuation
The Fund’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Fair Value Measurement
GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period ended January 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

Centaur Total Return Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$13,806,604	$–	$–	$13,806,604
Closed End Funds	339,960	–	–	339,960
Warrants	671,175	–	–	671,175
Short Term Investment	11,528,539	–	–	11,528,539
Total	$26,346,278	$–	$–	$26,346,278

For the period ended January 31, 2016, there have been no significant changes to the Fund’s fair value methodologies. The Fund recognizes transfers between levels as of the beginning of the period in which the transfer occurred. During the period January 31, 2016, there were no transfers between Level 1 and Level 2 for the fund.

For the period ended January 31, 2016, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Underlying Investment In Other Investment Companies
The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in Fidelity Institutional Money Market Fund. The Fund may redeem its investment from the Fidelity Institutional Money Market Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Institutional Money Market Fund. The financial statements of the Fidelity Institutional Money Market Fund, a series of the Fidelity Funds, including the portfolio of investments, are included in the Fidelity Institutional Money Market Fund’s NCSR filing dated May 28, 2015, available at www.sec.gov or can be found at www.fidelity.com and should be read in conjunction with the Fund’s financial statements. As of January 31, 2016, the percentage of net assets invested in the Fidelity Institutional Money Market Fund was 42.56%.

Option Writing/Purchasing
The Fund may write or purchase option contracts to adjust risk and return of their overall investment positions. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. Written option activity for the period ended January 31, 2016 was as follows:

Centaur Total Return Fund Option Contracts Written for the period ended January 31, 2016	Contracts	Premiums Received
Options Outstanding, Beginning of Year	286	$91,625
Options written	0	0
Options expired	0	0
Options closed	(286)	(91,625)
Options exercised	0	0
Options Outstanding, End of the Period	0	$0

Warrants
The Fund may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and/or preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk; however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

The amount of net unrealized appreciation/ (depreciation) and the cost of investment securities for tax purposes, including short-term securities at January 31, 2016 is as follows:

	Cost of Investments for Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Centaur Total Return Fund	$26,096,966	798,327	$(549,015)	$249,312

Item 2 – Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a‑3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a‑3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a‑2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTAUR MUTUAL FUNDS TRUST

By:	/s/ M. Ezekial Ashton
M. Ezekial Ashton
President and Principal Executive Officer

Date:	March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M. Ezekial Ashton
M. Ezekial Ashton
President and Principal Executive Officer

Date:	March 25, 2016

By:	/s/ Gennifer Ashton
Gennifer Ashton
Treasurer and Principal Financial Officer

Date:	March 25, 2016